Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Key accounting estimates and judgements

Key accounting estimates and judgements	Risk	Note(s)
Estimate of US sales deductions and provisions for sales rebates	High	2.1, 3.5
Estimate in determining fair values of assets acquired in a business combination and in impairment reviews of intangible assets	High	3.1, 5.3
Judgement of whether intangible assets acquired in a business combination are separately identifiable	High	5.3
Estimate regarding deferred income tax assets and provision for uncertain tax positions	Medium	2.6
Estimate of ongoing legal disputes, litigation and investigations	Medium	3.5